CONVERTIBLE PREFERRED STOCK	12 Months Ended
Apr. 01, 2012
CONVERTIBLE PREFERRED STOCK
9.	CONVERTIBLE PREFERRED STOCK

In fiscal years 2005 and 2006, we issued 800,000 shares (principal amount of $20 million) of our Series B preferred stock to BFC Financial Corporation (“BFC”) and received net proceeds of $19.2 million after transaction costs. John E. Abdo, a director, is also a director and Vice Chairman of the Board of BFC and is a significant shareholder of BFC. Alan B. Levan, who became a director after the end of fiscal year 2009, is Chairman, Chief Executive Officer and President, as well as a significant shareholder, of BFC.

During the year ended April1, 2012, BFC converted all 800,000 shares of the Series B preferred stock into 1,582,577 shares of common stock. As of April 1, 2012, there are no outstanding shares of Series B preferred stock.

We paid quarterly dividends on the Series B preferred stock of $0.6 million, $1.0 million and $1.0 million in fiscal years 2012, 2011 and 2010, respectively, and at April 1, 2012, there were no accrued but unpaid dividends of the Series B preferred stock.